NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and Contract Owners of Nationwide Provident VA Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio March 13, 2015

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
16,979 shares (cost $502,126)	$505,293
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
28,348 shares (cost $759,248)	1,303,177
Growth Series - Service Class (MEGSS)
3,074 shares (cost $75,420)	119,194
Investors Trust Series - Service Class (MVITSC)
7,338 shares (cost $138,161)	221,098
New Discovery Series - Service Class (MNDSC)
10,210 shares (cost $154,192)	156,209
Research Series - Service Class (MVRSC)
5,454 shares (cost $97,736)	157,281
NVIT Emerging Markets Fund - Class I (GEM)
5,357 shares (cost $61,067)	58,980
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
1,814 shares (cost $23,702)	29,966
NVIT Nationwide Fund - Class IV (TRF4)
194,752 shares (cost $1,948,816)	2,847,273
NVIT Government Bond Fund - Class IV (GBF4)
129,992 shares (cost $1,532,183)	1,437,713
American Century NVIT Growth Fund - Class IV (CAF4)
74,067 shares (cost $915,739)	1,652,439
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
127,723 shares (cost $1,273,766)	1,706,384
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
43,655 shares (cost $489,840)	440,045
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
133,907 shares (cost $1,366,434)	1,349,779
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
292,559 shares (cost $2,524,564)	3,680,386
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
9,120 shares (cost $106,419)	107,986
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
128,889 shares (cost $1,247,366)	2,044,187
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
71,984 shares (cost $1,162,990)	1,687,298
NVIT S&P 500 Index Fund - Class IV (GVEX4)
835,245 shares (cost $7,369,424)	11,960,711
NVIT Large Cap Growth Fund - Class I (NVOLG1)
432,022 shares (cost $6,959,073)	9,824,171
NVIT Large Cap Growth Fund - Class II (NVOLG2)
43,109 shares (cost $687,709)	977,287
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
95,901 shares (cost $976,340)	1,594,826
NVIT Money Market Fund - Class IV (SAM4)
6,205,634 shares (cost $6,205,634)	6,205,634
Growth and Income Portfolio - Initial Shares (DGI)
44,596 shares (cost $811,920)	1,457,412
Variable Series I - DWS Bond VIP - Class A (SVSB1)
152,279 shares (cost $836,263)	863,421
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
94,668 shares (cost $694,392)	1,207,967

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Series I - DWS International VIP - Class A (SVSI1)
76,273 shares (cost $793,429)	$599,507
Managed Volatility Fund II (FVU2)
36,640 shares (cost $364,071)	385,823
Fund for US Government Securities II (FVUS2)
64,149 shares (cost $717,089)	713,340
Equity-Income Portfolio - Initial Class (FEIP)
291,516 shares (cost $6,088,990)	7,075,086
High Income Portfolio - Initial Class (FHIP)
210,785 shares (cost $1,094,827)	1,163,535
VIP Asset Manager Portfolio - Initial Class (FAMP)
141,676 shares (cost $1,957,385)	2,429,741
VIP Growth Portfolio - Initial Class (FGP)
146,413 shares (cost $4,774,303)	9,294,279
VIP Growth Portfolio - Service Class 2 (FG2)
12,550 shares (cost $425,619)	788,150
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
22,637 shares (cost $293,361)	289,532
VIP Overseas Portfolio - Initial Class (FOP)
15,361 shares (cost $269,297)	287,253
VIP Overseas Portfolio - Service Class 2 (FO2)
12,693 shares (cost $175,880)	235,452
Short Duration Bond Portfolio - I Class Shares (AMTB)
12,491 shares (cost $137,703)	133,158
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
7,361 shares (cost $65,676)	120,639
High Yield Portfolio - Administrative Class (PMVHYA)
41,285 shares (cost $318,852)	326,568
Total Return Portfolio - Administrative Class (PMVTRA)
55,126 shares (cost $614,089)	617,413
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
44,371 shares (cost $491,205)	413,986
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
132,232 shares (cost $1,553,392)	1,712,401
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
26,420 shares (cost $788,902)	670,282
Advantage VT Discovery Fund (SVDF)
26,281 shares (cost $561,188)	807,083
Advantage VT Opportunity Fund - Class 2 (SVOF)
26,690 shares (cost $413,122)	770,278

Total Investments	$82,429,623

Other Accounts Receivable	3,036
Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	57
Accounts Receivable-High Yield Portfolio - Administrative Class (PMVHYA)	265
Accounts Receivable-Investors Trust Series - Service Class (MVITSC)	144
Accounts Receivable-Managed Volatility Fund II (FVU2)	285
Accounts Receivable-NVIT Emerging Markets Fund - Class I (GEM)	107
Accounts Receivable-NVIT Government Bond Fund - Class IV (GBF4)	401
Accounts Receivable-NVIT Large Cap Growth Fund - Class II (NVOLG2)	455
Accounts Receivable-NVIT Nationwide Fund - Class IV (TRF4)	804
Accounts Receivable-Short Duration Bond Portfolio - I Class Shares (AMTB)	136
Accounts Receivable-VIP Asset Manager Portfolio - Initial Class (FAMP)	641
Accounts Receivable-VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	243

Accounts Payable-Fund for US Government Securities II (FVUS2)	(214)
Accounts Payable-Growth and Income Portfolio - Initial Shares (DGI)	(500)
Accounts Payable-Growth Series - Service Class (MEGSS)	(207)
Accounts Payable-High Income Portfolio - Initial Class (FHIP)	(562)
Accounts Payable-Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	(348)
Accounts Payable-NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	(175)

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Accounts Payable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	$(362)
Accounts Payable-Research Series - Service Class (MVRSC)	(320)
Accounts Payable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	(649)
Accounts Payable-Total Return Portfolio - Administrative Class (PMVTRA)	(163)
Accounts Payable-Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	(554)
Accounts Payable-Variable Series I - DWS International VIP - Class A (SVSI1)	(182)
Accounts Payable-VIP Growth Portfolio - Service Class 2 (FG2)	(212)
Accounts Payable-VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	(73)
Accounts Payable-VIP Overseas Portfolio - Initial Class (FOP)	(436)
Accounts Payable-VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	(373)

$82,430,867

Contract Owners’ Equity:
Accumulation units	82,430,867

Total Contract Owners’ Equity (note 5)	$82,430,867

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	AASCO	DSRG	MEGSS	MVITSC	MNDSC	MVRSC	GEM
Reinvested dividends	$1,042,773	-	14,313	-	1,669	-	910	546
Mortality and expense risk charges (note 2d)	(1,179,620)	(6,675)	(18,159)	(1,726)	(3,073)	(2,272)	(2,205)	(431)

Net investment income (loss)	(136,847)	(6,675)	(3,846)	(1,726)	(1,404)	(2,272)	(1,295)	115

Realized gain (loss) on investments	3,425,523	1,232	108,528	14,112	6,552	4,104	5,351	447
Change in unrealized gain (loss) on investments	(1,779,532)	(43,935)	(52,916)	(11,955)	(2,924)	(52,051)	(3,446)	(2,088)

Net gain (loss) on investments	1,645,991	(42,703)	55,612	2,157	3,628	(47,947)	1,905	(1,641)

Reinvested capital gains	2,881,733	43,491	93,611	7,747	16,959	35,424	12,010	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,390,877	(5,887)	145,377	8,178	19,183	(14,795)	12,620	(1,526)

Investment Activity:	NVNSR1	TRF4	GBF4	CAF4	GVIDM	GVDIVI	GVDIV4	NVMMG1
Reinvested dividends	$281	32,527	30,735	5,712	29,094	8,430	65,229	-
Mortality and expense risk charges (note 2d)	(227)	(37,327)	(22,083)	(23,100)	(23,992)	(3,092)	(21,665)	(50,951)

Net investment income (loss)	54	(4,800)	8,652	(17,388)	5,102	5,338	43,564	(50,951)

Realized gain (loss) on investments	96	27,292	(37,746)	139,605	188,471	(220)	(229,674)	218,724
Change in unrealized gain (loss) on investments	1,725	262,080	81,108	29,914	(134,742)	(49,796)	20,849	(528,428)

Net gain (loss) on investments	1,821	289,372	43,362	169,519	53,729	(50,016)	(208,825)	(309,704)

Reinvested capital gains	-	-	-	-	-	-	-	440,258

Net increase (decrease) in contract owners’ equity resulting from operations	$1,875	284,572	52,014	152,131	58,831	(44,678)	(165,261)	79,603

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMV2	SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4
Reinvested dividends	$1,397	10,523	2,858	209,565	70,307	4,511	27,563	-
Mortality and expense risk charges (note 2d)	(1,233)	(28,815)	(24,138)	(163,219)	(138,716)	(14,186)	(22,606)	(92,875)

Net investment income (loss)	164	(18,292)	(21,280)	46,346	(68,409)	(9,675)	4,957	(92,875)

Realized gain (loss) on investments	3,836	185,876	115,920	636,911	450,654	79,102	49,041	-
Change in unrealized gain (loss) on investments	(11,936)	(250,285)	(370,425)	607,984	(727,702)	(105,433)	66,036	-

Net gain (loss) on investments	(8,100)	(64,409)	(254,505)	1,244,895	(277,048)	(26,331)	115,077	-

Reinvested capital gains	21,265	188,120	260,527	-	1,028,384	103,399	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,329	105,419	(15,258)	1,291,241	682,927	67,393	120,034	(92,875)

Investment Activity:	DGI	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2	FEIP	FHIP
Reinvested dividends	$10,870	30,705	13,431	12,586	14,361	23,493	197,776	68,515
Mortality and expense risk charges (note 2d)	(19,676)	(12,465)	(17,028)	(9,979)	(6,815)	(10,665)	(99,837)	(17,197)

Net investment income (loss)	(8,806)	18,240	(3,597)	2,607	7,546	12,828	97,939	51,318

Realized gain (loss) on investments	74,699	(48,508)	69,865	(25,257)	37,001	(5,204)	(75,683)	55,414
Change in unrealized gain (loss) on investments	49,603	76,972	50,170	(70,730)	(66,270)	16,335	371,398	(106,365)

Net gain (loss) on investments	124,302	28,464	120,035	(95,987)	(29,269)	11,131	295,715	(50,951)

Reinvested capital gains	-	-	-	-	30,230	-	97,625	-

Net increase (decrease) in contract owners’ equity resulting from operations	$115,496	46,704	116,438	(93,380)	8,507	23,959	491,279	367

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FAMP	FGP	FG2	FIGBP	FOP	FO2	AMTB	AMTP
Reinvested dividends	$36,903	17,103	-	6,296	3,626	2,717	2,047	866
Mortality and expense risk charges (note 2d)	(36,249)	(133,760)	(11,081)	(4,224)	(3,795)	(3,539)	(1,786)	(1,625)

Net investment income (loss)	654	(116,657)	(11,081)	2,072	(169)	(822)	261	(759)

Realized gain (loss) on investments	29,512	897,475	37,215	245	(342)	29,505	(1,044)	2,624
Change in unrealized gain (loss) on investments	(39,789)	103,383	45,156	10,475	(26,291)	(54,058)	(197)	7,487

Net gain (loss) on investments	(10,277)	1,000,858	82,371	10,720	(26,633)	(24,553)	(1,241)	10,111

Reinvested capital gains	122,419	-	-	120	69	65	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$112,796	884,201	71,290	12,912	(26,733)	(25,310)	(980)	9,352

Investment Activity:	PMVHYA	PMVTRA	VWBF	VWEM	VWHA	SVDF	SVOF	GEM3
Reinvested dividends	$20,514	14,038	27,389	9,463	1,019	-	427	336
Mortality and expense risk charges (note 2d)	(5,428)	(9,013)	(6,687)	(25,212)	(14,488)	(13,030)	(10,747)	(313)

Net investment income (loss)	15,086	5,025	20,702	(15,749)	(13,469)	(13,030)	(10,320)	23

Realized gain (loss) on investments	34,665	2,682	(32,225)	145,288	3,029	92,193	42,552	(3,826)
Change in unrealized gain (loss) on investments	(38,797)	10,556	(25,739)	(376,966)	(150,295)	(211,901)	33,988	1,224

Net gain (loss) on investments	(4,132)	13,238	(57,964)	(231,678)	(147,266)	(119,708)	76,540	(2,602)

Reinvested capital gains	-	-	43,773	216,023	-	120,214	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,954	18,263	6,511	(31,404)	(160,735)	(12,524)	66,220	(2,579)

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVDIV3
Reinvested dividends	$12,122
Mortality and expense risk charges (note 2d)	(2,215)

Net investment income (loss)	9,907

Realized gain (loss) on investments	95,434
Change in unrealized gain (loss) on investments	(110,515)

Net gain (loss) on investments	(15,081)

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,174)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		Total		AASCO		DSRG		MEGSS
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	(136,847)	(131,698)	(6,675)	(6,625)	(3,846)	(1,621)	(1,726)	(1,671)
Realized gain (loss) on investments		3,425,523	2,589,215	1,232	4,071	108,528	93,678	14,112	6,926
Change in unrealized gain (loss) on investments		(1,779,532)	14,499,482	(43,935)	71,718	(52,916)	260,644	(11,955)	32,651
Reinvested capital gains		2,881,733	880,264	43,491	62,104	93,611	-	7,747	1,008

Net increase (decrease) in contract owners’ equity resulting from operations		4,390,877	17,837,263	(5,887)	131,268	145,377	352,701	8,178	38,914

Equity transactions:
Purchase payments received from contract owners (note 2a)		504,883	209,456	30,007	82	426	10,791	(256)	(278)
Transfers between subaccounts (including fixed account), net (note 3)		9,806	(312,891)	2,436	21,842	28,813	(5,926)	29	(2,275)
Redemptions (note 3)		(11,133,232)	(13,936,741)	(31,217)	(92,670)	(210,214)	(182,786)	(23,247)	(16,137)
Net policy repayments (loans) (note 2b)		(17,638)	(47,360)	(223)	(226)	(357)	(306)	-	-
Administrative charges (note 2c)		(5,989)	(8,689)	(27)	(76)	(170)	(124)	(4)	(20)
Adjustments to maintain reserves		(2,417)	6,705	13	(135)	919	80	(37)	281

Net equity transactions		(10,644,587)	(14,089,520)	989	(71,183)	(180,583)	(178,271)	(23,515)	(18,429)

Net change in contract owners’ equity		(6,253,710)	3,747,743	(4,898)	60,085	(35,206)	174,430	(15,337)	20,485
Contract owners’ equity beginning of period		88,684,577	84,936,834	510,251	450,166	1,339,032	1,164,602	134,738	114,253

Contract owners’ equity end of period	$	82,430,867	88,684,577	505,353	510,251	1,303,826	1,339,032	119,401	134,738

CHANGES IN UNITS:
Beginning units		89,188	104,283	482	563	887	1,022	283	323
Units purchased		2,798	1,775	33	23	24	9	-	-
Units redeemed		(15,176)	(16,870)	(33)	(104)	(139)	(144)	(49)	(40)

Ending units		76,810	89,188	482	482	772	887	234	283

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MVITSC		MNDSC		MVRSC		GEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,404)	(927)	(2,272)	(2,323)	(1,295)	(1,787)	115	-
Realized gain (loss) on investments	6,552	8,894	4,104	20,265	5,351	8,185	447	-
Change in unrealized gain (loss) on investments	(2,924)	49,107	(52,051)	34,857	(3,446)	35,355	(2,088)	-
Reinvested capital gains	16,959	-	35,424	1,440	12,010	412	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,183	57,074	(14,795)	54,239	12,620	42,165	(1,526)	-

Equity transactions:
Purchase payments received from contract owners (note 2a)	(542)	(535)	(307)	(356)	(275)	(300)	(129)	-
Transfers between subaccounts (including fixed account), net (note 3)	(820)	7,944	24,012	(2,914)	(399)	3,827	63,988	-
Redemptions (note 3)	(21,822)	(38,091)	(10,139)	(35,251)	(15,696)	(26,109)	(3,153)	-
Net policy repayments (loans) (note 2b)	-	-	-	-	-	-	-	-
Administrative charges (note 2c)	(4)	-	(4)	-	(8)	-	-	-
Adjustments to maintain reserves	(463)	255	247	(412)	448	48	(307)	-

Net equity transactions	(23,651)	(30,427)	13,809	(38,933)	(15,930)	(22,534)	60,399	-

Net change in contract owners’ equity	(4,468)	26,647	(986)	15,306	(3,310)	19,631	58,873	-
Contract owners’ equity beginning of period	225,422	198,775	157,220	141,914	160,911	141,280	-	-

Contract owners’ equity end of period	$220,954	225,422	156,234	157,220	157,601	160,911	58,873	-

CHANGES IN UNITS:
Beginning units	323	370	179	225	259	296	-	-
Units purchased	-	12	29	-	-	7	122	-
Units redeemed	(33)	(59)	(13)	(46)	(25)	(44)	-	-

Ending units	290	323	195	179	234	259	122	-

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNSR1		TRF4		GBF4		CAF4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$54	(58)	(4,800)	(688)	8,652	7,361	(17,388)	(11,963)
Realized gain (loss) on investments	96	47	27,292	11,073	(37,746)	(29,576)	139,605	123,591
Change in unrealized gain (loss) on investments	1,725	3,199	262,080	658,998	81,108	(117,170)	29,914	283,982
Reinvested capital gains	-	-	-	-	-	21,223	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,875	3,188	284,572	669,383	52,014	(118,162)	152,131	395,610

Equity transactions:
Purchase payments received from contract owners (note 2a)	(8)	(8)	2,347	1,966	15,282	3,496	22,495	9,184
Transfers between subaccounts (including fixed account), net (note 3)	16,273	-	(718)	(8,683)	(4,257)	(194,254)	1,962	(19,306)
Redemptions (note 3)	-	-	(241,555)	(267,372)	(414,579)	(618,286)	(229,002)	(251,243)
Net policy repayments (loans) (note 2b)	-	-	(269)	(201)	(212)	(1,336)	(243)	(1,183)
Administrative charges (note 2c)	-	-	(189)	(223)	(235)	(390)	(66)	(102)
Adjustments to maintain reserves	361	1	(650)	429	(195)	252	541	28

Net equity transactions	16,626	(7)	(241,034)	(274,084)	(404,196)	(810,518)	(204,313)	(262,622)

Net change in contract owners’ equity	18,501	3,181	43,538	395,299	(352,182)	(928,680)	(52,182)	132,988
Contract owners’ equity beginning of period	11,813	8,632	2,802,931	2,407,632	1,789,494	2,718,174	1,704,862	1,571,874

Contract owners’ equity end of period	$30,314	11,813	2,846,469	2,802,931	1,437,312	1,789,494	1,652,680	1,704,862

CHANGES IN UNITS:
Beginning units	17	17	6,828	7,249	2,462	3,275	2,283	2,693
Units purchased	23	-	7	4	25	82	69	20
Units redeemed	-	-	(435)	(425)	(437)	(895)	(336)	(430)

Ending units	40	17	6,400	6,828	2,050	2,462	2,016	2,283

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIDM		GVDIVI		GVDIV4		NVMMG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,102	5,688	5,338	-	43,564	13,810	(50,951)	(50,669)
Realized gain (loss) on investments	188,471	92,931	(220)	-	(229,674)	(351,542)	218,724	255,546
Change in unrealized gain (loss) on investments	(134,742)	189,232	(49,796)	-	20,849	663,150	(528,428)	671,152
Reinvested capital gains	-	-	-	-	-	-	440,258	263,453

Net increase (decrease) in contract owners’ equity resulting from operations	58,831	287,851	(44,678)	-	(165,261)	325,418	79,603	1,139,482

Equity transactions:
Purchase payments received from contract owners (note 2a)	56,748	10,678	264	-	30,271	(889)	1,087	10,682
Transfers between subaccounts (including fixed account), net (note 3)	(62,090)	136,635	515,772	-	(2,272)	(8,018)	(14,458)	(28,700)
Redemptions (note 3)	(443,932)	(250,528)	(29,872)	-	(372,987)	(382,177)	(343,079)	(439,507)
Net policy repayments (loans) (note 2b)	(113)	(1,530)	(9)	-	(218)	(6,084)	(613)	(8,913)
Administrative charges (note 2c)	(80)	(178)	(17)	-	(141)	(175)	(188)	(219)
Adjustments to maintain reserves	149	(32)	(1,240)	-	(444)	708	(557)	267

Net equity transactions	(449,318)	(104,955)	484,898	-	(345,791)	(396,635)	(357,808)	(466,390)

Net change in contract owners’ equity	(390,487)	182,896	440,220	-	(511,052)	(71,217)	(278,205)	673,092
Contract owners’ equity beginning of period	2,096,984	1,914,088	-	-	1,860,985	1,932,202	3,958,341	3,285,249

Contract owners’ equity end of period	$1,706,497	2,096,984	440,220	-	1,349,933	1,860,985	3,680,136	3,958,341

CHANGES IN UNITS:
Beginning units	8,908	9,053	-	-	1,779	2,144	4,894	5,866
Units purchased	-	-	976	-	34	8	-	-
Units redeemed	(3,553)	(145)	-	-	(339)	(373)	(378)	(972)

Ending units	5,355	8,908	976	-	1,474	1,779	4,516	4,894

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMV2		SCVF4		SCF4		GVEX4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$164	(46)	(18,292)	(15,154)	(21,280)	(23,482)	46,346	47,353
Realized gain (loss) on investments	3,836	1,135	185,876	187,422	115,920	85,975	636,911	695,003
Change in unrealized gain (loss) on investments	(11,936)	10,942	(250,285)	593,066	(370,425)	552,594	607,984	2,100,165
Reinvested capital gains	21,265	2,753	188,120	-	260,527	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,329	14,784	105,419	765,334	(15,258)	615,087	1,291,241	2,842,521

Equity transactions:
Purchase payments received from contract owners (note 2a)	47	(52)	835	509	1,145	9,827	44,006	28,607
Transfers between subaccounts (including fixed account), net (note 3)	48,153	15,952	(20,033)	58,290	(3,938)	(20,812)	34,725	213,610
Redemptions (note 3)	(20,078)	-	(396,079)	(702,205)	(239,797)	(496,084)	(1,103,585)	(1,334,017)
Net policy repayments (loans) (note 2b)	-	-	(49)	(36)	(226)	(176)	(2,222)	(4,822)
Administrative charges (note 2c)	(9)	-	(280)	(476)	(112)	(186)	(700)	(943)
Adjustments to maintain reserves	53	237	94	(104)	(340)	410	(1,006)	1,374

Net equity transactions	28,166	16,137	(415,512)	(644,022)	(243,268)	(507,021)	(1,028,782)	(1,096,191)

Net change in contract owners’ equity	41,495	30,921	(310,093)	121,312	(258,526)	108,066	262,459	1,746,330
Contract owners’ equity beginning of period	66,853	35,932	2,354,152	2,232,840	1,945,640	1,837,574	11,698,019	9,951,689

Contract owners’ equity end of period	$108,348	66,853	2,044,059	2,354,152	1,687,114	1,945,640	11,960,478	11,698,019

CHANGES IN UNITS:
Beginning units	89	64	1,935	2,541	1,714	2,250	5,520	6,116
Units purchased	63	25	47	95	18	20	85	206
Units redeemed	(27)	-	(390)	(701)	(237)	(556)	(553)	(802)

Ending units	125	89	1,592	1,935	1,495	1,714	5,052	5,520

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVOLG1		NVOLG2		EIF4		SAM4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(68,409)	(58,543)	(9,675)	(10,188)	4,957	(22,655)	(92,875)	(111,223)
Realized gain (loss) on investments	450,654	300,998	79,102	84,564	49,041	33,931	-	-
Change in unrealized gain (loss) on investments	(727,702)	2,526,805	(105,433)	252,157	66,036	459,961	-	-
Reinvested capital gains	1,028,384	-	103,399	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	682,927	2,769,260	67,393	326,533	120,034	471,237	(92,875)	(111,223)

Equity transactions:
Purchase payments received from contract owners (note 2a)	33,800	17,535	(1,688)	(1,791)	3,033	2,440	25,187	38,115
Transfers between subaccounts (including fixed account), net (note 3)	(26,964)	(81,611)	753	(11,977)	2,772	62,903	(41,869)	(180,055)
Redemptions (note 3)	(1,075,220)	(1,044,601)	(206,862)	(334,735)	(138,428)	(553,497)	(808,060)	(1,242,474)
Net policy repayments (loans) (note 2b)	(808)	(642)	-	-	(170)	(1,726)	(754)	(1,274)
Administrative charges (note 2c)	(607)	(799)	(28)	(53)	(33)	(388)	(752)	(770)
Adjustments to maintain reserves	(464)	728	(648)	46	67	(206)	(596)	(188)

Net equity transactions	(1,070,263)	(1,109,390)	(208,473)	(348,510)	(132,759)	(490,474)	(826,844)	(1,386,646)

Net change in contract owners’ equity	(387,336)	1,659,870	(141,080)	(21,977)	(12,725)	(19,237)	(919,719)	(1,497,869)
Contract owners’ equity beginning of period	10,211,608	8,551,738	1,117,912	1,139,889	1,607,333	1,626,570	7,124,893	8,622,762

Contract owners’ equity end of period	$9,824,272	10,211,608	976,832	1,117,912	1,594,608	1,607,333	6,205,174	7,124,893

CHANGES IN UNITS:
Beginning units	9,673	10,920	1,072	1,469	1,714	2,320	10,713	12,783
Units purchased	-	-	-	-	22	127	477	691
Units redeemed	(999)	(1,247)	(197)	(397)	(157)	(733)	(1,727)	(2,761)

Ending units	8,674	9,673	875	1,072	1,579	1,714	9,463	10,713

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DGI		SVSB1		SVSGI1		SVSI1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(8,806)	(6,953)	18,240	25,195	(3,597)	581	2,607	30,752
Realized gain (loss) on investments	74,699	17,340	(48,508)	(46,381)	69,865	(13,844)	(25,257)	(7,519)
Change in unrealized gain (loss) on investments	49,603	394,718	76,972	(26,829)	50,170	372,333	(70,730)	106,743
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	115,496	405,105	46,704	(48,015)	116,438	359,070	(93,380)	129,976

Equity transactions:
Purchase payments received from contract owners (note 2a)	3,581	562	155	(200)	2,470	1,718	(342)	(394)
Transfers between subaccounts (including fixed account), net (note 3)	72,654	(6,939)	79,254	6,901	(9,126)	(18,498)	(16,272)	(22,536)
Redemptions (note 3)	(208,571)	(201,597)	(235,867)	(200,124)	(173,433)	(195,879)	(77,718)	(84,512)
Net policy repayments (loans) (note 2b)	-	-	(98)	(2,042)	(290)	(1,292)	(71)	(71)
Administrative charges (note 2c)	(107)	(147)	(97)	(64)	(45)	(95)	(33)	(82)
Adjustments to maintain reserves	674	368	(6)	(56)	965	(668)	59	282

Net equity transactions	(131,769)	(207,753)	(156,659)	(195,585)	(179,459)	(214,714)	(94,377)	(107,313)

Net change in contract owners’ equity	(16,273)	197,352	(109,955)	(243,600)	(63,021)	144,356	(187,757)	22,663
Contract owners’ equity beginning of period	1,474,185	1,276,833	973,575	1,217,175	1,271,542	1,127,186	787,446	764,783

Contract owners’ equity end of period	$1,457,912	1,474,185	863,620	973,575	1,208,521	1,271,542	599,689	787,446

CHANGES IN UNITS:
Beginning units	945	1,104	1,151	1,376	898	1,078	898	1,034
Units purchased	48	2	98	24	3	2	-	1
Units redeemed	(132)	(161)	(278)	(249)	(127)	(182)	(112)	(137)

Ending units	861	945	971	1,151	774	898	786	898

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVU2		FVUS2		FEIP		FHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,546	7,399	12,828	18,290	97,939	70,884	51,318	55,493
Realized gain (loss) on investments	37,001	33,697	(5,204)	(2,100)	(75,683)	(139,821)	55,414	(43)
Change in unrealized gain (loss) on investments	(66,270)	36,563	16,335	(48,284)	371,398	1,243,249	(106,365)	6,720
Reinvested capital gains	30,230	-	-	-	97,625	449,638	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,507	77,659	23,959	(32,094)	491,279	1,623,950	367	62,170

Equity transactions:
Purchase payments received from contract owners (note 2a)	(818)	(258)	(396)	303	77,031	13,243	179	282
Transfers between subaccounts (including fixed account), net (note 3)	38,752	5,011	64,929	7,704	(15,762)	38,650	38,008	(23,764)
Redemptions (note 3)	(68,227)	(142,860)	(146,640)	(214,487)	(713,686)	(978,599)	(184,562)	(242,808)
Net policy repayments (loans) (note 2b)	(31)	(983)	(30)	(21)	(681)	(6,670)	(90)	(40)
Administrative charges (note 2c)	(29)	(68)	(37)	(68)	(401)	(667)	(53)	(161)
Adjustments to maintain reserves	(846)	626	207	(371)	(572)	1,142	559	(385)

Net equity transactions	(31,199)	(138,532)	(81,967)	(206,940)	(654,071)	(932,901)	(145,959)	(266,876)

Net change in contract owners’ equity	(22,692)	(60,873)	(58,008)	(239,034)	(162,792)	691,049	(145,592)	(204,706)
Contract owners’ equity beginning of period	408,230	469,103	771,562	1,010,596	7,237,738	6,546,689	1,309,689	1,514,395

Contract owners’ equity end of period	$385,538	408,230	713,554	771,562	7,074,946	7,237,738	1,164,097	1,309,689

CHANGES IN UNITS:
Beginning units	332	458	811	1,026	3,594	4,108	1,120	1,353
Units purchased	121	8	69	19	57	57	34	20
Units redeemed	(147)	(134)	(153)	(234)	(374)	(571)	(156)	(253)

Ending units	306	332	727	811	3,277	3,594	998	1,120

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAMP		FGP		FG2		FIGBP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$654	3,420	(116,657)	(98,761)	(11,081)	(11,768)	2,072	2,160
Realized gain (loss) on investments	29,512	24,276	897,475	607,845	37,215	110,956	245	5,358
Change in unrealized gain (loss) on investments	(39,789)	315,621	103,383	2,093,493	45,156	148,199	10,475	(23,466)
Reinvested capital gains	122,419	6,327	-	5,950	-	516	120	3,697

Net increase (decrease) in contract owners’ equity resulting from operations	112,796	349,644	884,201	2,608,527	71,290	247,903	12,912	(12,251)

Equity transactions:
Purchase payments received from contract owners (note 2a)	1,648	(393)	51,338	25,170	(1,520)	(1,544)	413	303
Transfers between subaccounts (including fixed account), net (note 3)	(9,547)	34,547	(79,965)	(35,087)	(4,362)	(10,417)	(3,885)	12,090
Redemptions (note 3)	(373,732)	(369,932)	(1,247,392)	(988,771)	(83,034)	(316,819)	(23,024)	(89,987)
Net policy repayments (loans) (note 2b)	(65)	(991)	(9,456)	(6,324)	-	-	(12)	(4)
Administrative charges (note 2c)	(201)	(185)	(758)	(920)	(14)	(77)	(17)	(39)
Adjustments to maintain reserves	4	(426)	267	(60)	(45)	498	(12)	397

Net equity transactions	(381,893)	(337,380)	(1,285,966)	(1,005,992)	(88,975)	(328,359)	(26,537)	(77,240)

Net change in contract owners’ equity	(269,097)	12,264	(401,765)	1,602,535	(17,685)	(80,456)	(13,625)	(89,491)
Contract owners’ equity beginning of period	2,698,197	2,685,933	9,695,906	8,093,371	806,047	886,503	303,230	392,721

Contract owners’ equity end of period	$2,429,100	2,698,197	9,294,141	9,695,906	788,362	806,047	289,605	303,230

CHANGES IN UNITS:
Beginning units	1,922	2,183	5,245	5,886	1,558	2,298	283	355
Units purchased	7	29	73	32	-	4	2	12
Units redeemed	(271)	(290)	(737)	(673)	(166)	(744)	(26)	(84)

Ending units	1,658	1,922	4,581	5,245	1,392	1,558	259	283

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOP		FO2		AMTB		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(169)	(77)	(822)	(1,145)	261	708	(759)	(240)
Realized gain (loss) on investments	(342)	(13,875)	29,505	(4,515)	(1,044)	(7,139)	2,624	6,478
Change in unrealized gain (loss) on investments	(26,291)	67,978	(54,058)	83,265	(197)	5,148	7,487	21,398
Reinvested capital gains	69	807	65	1,126	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(26,733)	54,833	(25,310)	78,731	(980)	(1,283)	9,352	27,636

Equity transactions:
Purchase payments received from contract owners (note 2a)	30,043	(39)	(412)	(513)	15,094	106	369	249
Transfers between subaccounts (including fixed account), net (note 3)	56,856	(3,679)	5,131	255	(2,656)	8,843	(259)	(590)
Redemptions (note 3)	(8,855)	(31,425)	(66,061)	(89,487)	(12,414)	(46,203)	(3,210)	(12,944)
Net policy repayments (loans) (note 2b)	(23)	(18)	-	-	(28)	(16)	-	-
Administrative charges (note 2c)	(12)	(30)	(13)	(13)	(12)	(17)	(10)	(11)
Adjustments to maintain reserves	(25)	683	(19)	(110)	(61)	(183)	(225)	321

Net equity transactions	77,984	(34,508)	(61,374)	(89,868)	(77)	(37,470)	(3,335)	(12,975)

Net change in contract owners’ equity	51,251	20,325	(86,684)	(11,137)	(1,057)	(38,753)	6,017	14,661
Contract owners’ equity beginning of period	236,438	216,113	322,100	333,237	134,079	172,832	114,565	99,904

Contract owners’ equity end of period	$287,689	236,438	235,416	322,100	133,022	134,079	120,582	114,565

CHANGES IN UNITS:
Beginning units	222	261	558	741	190	243	141	159
Units purchased	85	1	10	15	25	13	-	1
Units redeemed	(9)	(40)	(117)	(198)	(25)	(66)	(4)	(19)

Ending units	298	222	451	558	190	190	137	141

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVHYA		PMVTRA		VWBF		VWEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$15,086	24,749	5,025	5,408	20,702	9,569	(15,749)	4,769
Realized gain (loss) on investments	34,665	36,541	2,682	5,691	(32,225)	2,666	145,288	183,292
Change in unrealized gain (loss) on investments	(38,797)	(34,943)	10,556	(40,110)	(25,739)	(89,400)	(376,966)	7,968
Reinvested capital gains	-	-	-	5,822	43,773	150	216,023	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,954	26,347	18,263	(23,189)	6,511	(77,015)	(31,404)	196,029

Equity transactions:
Purchase payments received from contract owners (note 2a)	(863)	(868)	(1,090)	2,295	17,695	2,431	22,447	16,731
Transfers between subaccounts (including fixed account), net (note 3)	(2,413)	8,143	(21,488)	6,554	(14,372)	(246,423)	(10,401)	43,011
Redemptions (note 3)	(195,808)	(293,851)	(46,714)	(77,793)	(123,442)	(49,106)	(168,109)	(454,659)
Net policy repayments (loans) (note 2b)	-	-	-	(15)	(12)	(10)	(157)	(135)
Administrative charges (note 2c)	(131)	(311)	(9)	(14)	(38)	(33)	(101)	(224)
Adjustments to maintain reserves	(436)	388	520	(563)	744	(389)	759	(510)

Net equity transactions	(199,651)	(286,499)	(68,781)	(69,536)	(119,425)	(293,530)	(155,562)	(395,786)

Net change in contract owners’ equity	(188,697)	(260,152)	(50,518)	(92,725)	(112,914)	(370,545)	(186,966)	(199,757)
Contract owners’ equity beginning of period	515,000	775,152	668,094	760,819	527,273	897,818	1,899,471	2,099,228

Contract owners’ equity end of period	$326,303	515,000	617,576	668,094	414,359	527,273	1,712,505	1,899,471

CHANGES IN UNITS:
Beginning units	513	805	674	742	577	880	1,404	1,714
Units purchased	-	8	1	10	20	16	39	58
Units redeemed	(194)	(300)	(69)	(78)	(147)	(319)	(154)	(368)

Ending units	319	513	606	674	450	577	1,289	1,404

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		SVDF		SVOF		GEM3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,469)	(8,543)	(13,030)	(13,249)	(10,320)	(9,002)	23	(299)
Realized gain (loss) on investments	3,029	32,318	92,193	89,961	42,552	28,685	(3,826)	6,444
Change in unrealized gain (loss) on investments	(150,295)	54,680	(211,901)	226,722	33,988	168,751	1,224	(6,059)
Reinvested capital gains	-	26,817	120,214	27,021	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(160,735)	105,272	(12,524)	330,455	66,220	188,434	(2,579)	86

Equity transactions:
Purchase payments received from contract owners (note 2a)	7,719	7,992	(694)	(799)	(584)	631	(2)	(37)
Transfers between subaccounts (including fixed account), net (note 3)	(50,762)	(93,934)	(83,890)	13,723	(9,072)	(7,753)	(72,107)	(91)
Redemptions (note 3)	(362,132)	(190,942)	(133,675)	(213,875)	(79,336)	(64,436)	-	(45,214)
Net policy repayments (loans) (note 2b)	-	-	-	-	(108)	(98)	-	-
Administrative charges (note 2c)	(116)	(219)	(57)	(54)	(44)	(27)	-	(13)
Adjustments to maintain reserves	(964)	1,500	(157)	475	454	(247)	14	(172)

Net equity transactions	(406,255)	(275,603)	(218,473)	(200,530)	(88,690)	(71,930)	(72,095)	(45,527)

Net change in contract owners’ equity	(566,990)	(170,331)	(230,997)	129,925	(22,470)	116,504	(74,674)	(45,441)
Contract owners’ equity beginning of period	1,237,029	1,407,360	1,038,157	908,232	792,913	676,409	74,674	120,115

Contract owners’ equity end of period	$670,039	1,237,029	807,160	1,038,157	770,443	792,913	-	74,674

CHANGES IN UNITS:
Beginning units	729	904	1,563	1,939	836	919	209	334
Units purchased	14	27	4	44	-	2	-	-
Units redeemed	(248)	(202)	(339)	(420)	(90)	(85)	(209)	(125)

Ending units	495	729	1,228	1,563	746	836	-	209

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIV3
	2014	2013
Investment activity:
Net investment income (loss)	$9,907	4,373
Realized gain (loss) on investments	95,434	(213)
Change in unrealized gain (loss) on investments	(110,515)	82,459
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,174)	86,619

Equity transactions:
Purchase payments received from contract owners (note 2a)	17,647	2,782
Transfers between subaccounts (including fixed account), net (note 3)	(501,309)	14,916
Redemptions (note 3)	(18,987)	(32,661)
Net policy repayments (loans) (note 2b)	-	(175)
Administrative charges (note 2c)	-	(28)
Adjustments to maintain reserves	(220)	98

Net equity transactions	(502,869)	(15,068)

Net change in contract owners’ equity	(508,043)	71,551
Contract owners’ equity beginning of period	508,043	436,492

Contract owners’ equity end of period	$-	508,043

CHANGES IN UNITS:
Beginning units	801	824
Units purchased	34	41
Units redeemed	(835)	(64)

Ending units	-	801

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VA Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC) with NLAIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
DREYFUS CORPORATION
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
MASSACHUSETTS FINANCIAL SERVICES CO.
Growth Series - Service Class (MEGSS)
Investors Trust Series - Service Class (MVITSC)
New Discovery Series - Service Class (MNDSC)
Research Series - Service Class (MVRSC)
NATIONWIDE FUNDS GROUP
NVIT Emerging Markets Fund - Class I (GEM)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
NVIT Nationwide Fund - Class IV (TRF4)
NVIT Government Bond Fund - Class IV (GBF4)
American Century NVIT Growth Fund - Class IV (CAF4)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
NVIT S&P 500 Index Fund - Class IV (GVEX4)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
NVIT Money Market Fund - Class IV (SAM4)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST
Variable Series I - DWS Bond VIP - Class A (SVSB1)
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
Variable Series I - DWS International VIP - Class A (SVSI1)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Managed Volatility Fund II (FVU2)
Fund for US Government Securities II (FVUS2)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Growth Portfolio - Initial Class (FGP)
VIP Growth Portfolio - Service Class 2 (FG2)
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Service Class 2 (FO2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio - I Class Shares (AMTB)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
High Yield Portfolio - Administrative Class (PMVHYA)
Total Return Portfolio - Administrative Class (PMVTRA)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WELLS FARGO FUNDS
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)

The contract owner’s equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners’ net premiums in the Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay contract values under the Contracts. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2014

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

Deductions for premium taxes are made from the premiums by the Company (0 – 5% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 – 7 contract years (surrender charges ranges from 0 – 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 – 9 contract years following a premium payment (surrender charges ranges from 0 – 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(b) Contract Loans

Contract provisions allow contract owners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(c) Administrative Charges

An annual administrative fee of $0 – $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. Optional annual deductions for an additional death benefit riders may be made (0.25 – 0.4% of the contract account value). During any given contract year, the first four transfers by VIP contract owners and the first twelve transfers by other variable annuity contract owners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contract owner will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are included in net investment income in the Statements of Operations.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(d) Mortality and Expense Charges

In addition, to compensate for costs associated with administration of the contracts, the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statements of Operations.

The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

(3) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $370,924 and $399,868 , respectively, and total transfers from the Account to the fixed account were $15,060 and $36,365, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$82,429,623	$-	$-	$82,429,623

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$76,843	$39,019
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	145,134	236,775
Growth Series - Service Class (MEGSS)	7,811	25,271
Investors Trust Series - Service Class (MVITSC)	18,629	26,263
New Discovery Series - Service Class (MNDSC)	59,421	12,709
Research Series - Service Class (MVRSC)	12,920	18,585
NVIT Emerging Markets Fund - Class I (GEM)	72,651	12,031
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	16,552	234
NVIT Nationwide Fund - Class IV (TRF4)	39,419	284,423
NVIT Government Bond Fund - Class IV (GBF4)	48,720	443,937
American Century NVIT Growth Fund - Class IV (CAF4)	56,514	278,637
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	87,716	531,950
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	530,795	40,734
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	102,331	403,990
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	481,759	449,463
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	72,676	23,137
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	258,812	504,430
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	273,691	277,244
NVIT S&P 500 Index Fund - Class IV (GVEX4)	422,211	1,402,795
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,175,234	1,284,370
NVIT Large Cap Growth Fund - Class II (NVOLG2)	108,537	222,565
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	49,947	177,705
NVIT Money Market Fund - Class IV (SAM4)	294,779	1,213,929
Growth and Income Portfolio - Initial Shares (DGI)	113,232	254,379
Variable Series I - DWS Bond VIP - Class A (SVSB1)	115,042	253,382
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	31,502	215,437
Variable Series I - DWS International VIP - Class A (SVSI1)	12,783	104,556
Managed Volatility Fund II (FVU2)	200,901	193,451
Fund for US Government Securities II (FVUS2)	88,459	157,752
Equity-Income Portfolio - Initial Class (FEIP)	445,097	902,492
High Income Portfolio - Initial Class (FHIP)	107,329	202,429
VIP Asset Manager Portfolio - Initial Class (FAMP)	194,544	453,177

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2014

VIP Growth Portfolio - Initial Class (FGP)	$124,240	$1,526,436
VIP Growth Portfolio - Service Class 2 (FG2)	-	99,948
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	9,644	33,974
VIP Overseas Portfolio - Initial Class (FOP)	90,477	12,573
VIP Overseas Portfolio - Service Class 2 (FO2)	7,813	69,924
Short Duration Bond Portfolio - I Class Shares (AMTB)	23,338	23,092
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	1,220	5,089
High Yield Portfolio - Administrative Class (PMVHYA)	20,514	204,662
Total Return Portfolio - Administrative Class (PMVTRA)	14,727	78,998
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	89,181	144,837
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	274,515	230,436
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	19,493	438,161
Advantage VT Discovery Fund (SVDF)	121,909	232,982
Advantage VT Opportunity Fund - Class 2 (SVOF)	427	99,839
NVIT Emerging Markets Fund - Class III (GEM3)	336	72,417
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	32,538	525,422

Total	$6,552,363	$14,446,041

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2014	1.40%	482	$1,048.45	$505,353	0.00%	-0.96%
2013	1.40%	482	1,058.61	510,251	0.00%	32.40%
2012	1.40%	563	799.59	450,166	0.00%	10.93%
2011	1.40%	744	720.79	536,267	0.00%	-4.53%
2010	1.40%	921	754.96	695,319	0.00%	23.55%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	1.40%	772	1,688.89	1,303,826	1.10%	11.88%
2013	1.40%	887	1,509.62	1,339,032	1.29%	32.48%
2012	1.40%	1,022	1,139.53	1,164,602	0.86%	10.41%
2011	1.40%	1,273	1,032.05	1,313,799	0.95%	-0.50%
2010	1.40%	1,591	1,037.22	1,650,220	0.88%	13.22%
Growth Series - Service Class (MEGSS)
2014	1.40%	234	510.26	119,401	0.00%	7.17%
2013	1.40%	283	476.11	134,738	0.13%	34.60%
2012	1.40%	323	353.73	114,253	0.00%	15.44%
2011	1.40%	325	306.41	99,582	0.02%	-1.94%
2010	1.40%	627	312.46	195,911	0.00%	13.43%
Investors Trust Series - Service Class (MVITSC)
2014	1.40%	290	761.91	220,954	0.76%	9.17%
2013	1.40%	323	697.90	225,422	0.99%	29.91%
2012	1.40%	370	537.23	198,775	0.75%	17.18%
2011	1.40%	463	458.48	212,275	0.77%	-3.77%
2010	1.40%	560	476.45	266,811	-0.99%	9.34%
New Discovery Series - Service Class (MNDSC)
2014	1.40%	195	801.20	156,234	0.00%	-8.78%
2013	1.40%	179	878.32	157,220	0.00%	39.26%
2012	1.40%	225	630.73	141,914	0.00%	19.21%
2011	1.40%	365	529.07	193,112	0.00%	-11.74%
2010	1.40%	420	599.42	251,758	0.00%	34.05%
Research Series - Service Class (MVRSC)
2014	1.40%	234	673.51	157,601	0.58%	8.41%
2013	1.40%	259	621.28	160,911	0.31%	30.17%
2012	1.40%	296	477.30	141,280	0.59%	15.27%
2011	1.40%	309	414.05	127,942	0.59%	-2.07%
2010	1.40%	393	422.80	166,160	-0.81%	14.04%
NVIT Emerging Markets Fund - Class I (GEM)
2014	1.40%	122	483	58,873	0.84%	-3.47%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	1.40%	40	757.84	30,314	1.62%	9.07%
2013	1.40%	17	694.85	11,813	0.83%	36.84%
2012	1.40%	17	507.79	8,632	0.78%	9.95%
2011	1.40%	29	461.86	13,394	0.70%	-4.52%
2010	1.40%	14	483.74	6,772	-0.55%	21.86%
NVIT Nationwide Fund - Class IV (TRF4)
2014	1.20% to 1.40%	6,400	192.13 to 1,679.58	2,846,469	1.16%	10.89% to 10.67%
2013	1.20% to 1.40%	6,828	173.25 to 1,517.62	2,802,931	1.32%	29.44% to 29.18%
2012	1.20% to 1.40%	7,249	133.84 to 1,174.78	2,407,632	1.36%	12.85% to 12.63%
2011	1.20% to 1.40%	8,168	118.60 to 1,043.05	2,477,307	1.13%	-0.56% to -0.76%
2010	1.20% to 1.40%	8,761	119.27 to 1,051.06	2,947,651	-1.00%	12.13% to 11.90%
NVIT Government Bond Fund - Class IV (GBF4)
2014	1.20% to 1.40%	2,050	119.93 to 990.88	1,437,312	1.93%	3.33% to 3.12%
2013	1.20% to 1.40%	2,462	116.06 to 960.86	1,789,494	1.73%	-5.28% to -5.47%
2012	1.20% to 1.40%	3,275	122.53 to 1,016.44	2,718,174	2.12%	1.83% to 1.63%
2011	1.20% to 1.40%	3,716	120.33 to 1,000.17	3,115,713	2.81%	6.07% to 5.86%
2010	1.20% to 1.40%	4,761	113.44 to 944.81	3,885,530	-2.86%	3.53% to 3.33%
American Century NVIT Growth Fund - Class IV (CAF4)
2014	1.40%	2,016	819.78	1,652,680	0.34%	9.78%
2013	1.40%	2,283	746.76	1,704,862	0.66%	27.94%
2012	1.40%	2,693	583.69	1,571,874	0.55%	12.43%
2011	1.40%	2,953	519.14	1,533,026	0.57%	-2.07%
2010	1.40%	3,453	530.11	1,830,467	-0.63%	17.59%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	1.20% to 1.40%	5,355	84.72 to 837.62	1,706,497	1.64%	3.93% to 3.72%
2013	1.20% to 1.40%	8,908	81.52 to 807.59	2,096,984	1.65%	15.24% to 15.01%
2012	1.20% to 1.40%	9,053	70.74 to 702.21	1,914,088	2.09%	9.49% to 9.27%
2011	1.20% to 1.40%	9,278	64.61 to 642.65	1,888,487	-2.07%	-1.23% to -1.43%
2010	1.20% to 1.40%	11,340	65.42 to 651.95	3,140,759	0.98%	9.59% to 9.37%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	1.40%	976	451.05	440,220	1.79%	-9.79%	****

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2014	1.20% to 1.40%	1,474	$141.76 to $ 1,127.91	$ 1,349,933	4.17%	-10.54% to -10.72%
2013	1.20% to 1.40%	1,779	158.46 to 1,263.38	1,860,985	2.14%	20.01% to 19.77%
2012	1.20% to 1.40%	2,144	132.05 to 1,054.87	1,932,202	0.36%	15.76% to 15.52%
2011	1.20% to 1.40%	2,490	114.07 to 913.13	1,984,426	1.74%	-17.16% to -17.32%
2010	1.20% to 1.40%	2,919	137.70 to 1,104.43	2,866,134	-2.05%	4.93% to 4.72%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	1.20% to 1.40%	4,516	116.97 to 1,156.51	3,680,136	0.00%	2.79% to 2.59%
2013	1.20% to 1.40%	4,894	113.79 to 1,127.33	3,958,341	0.00%	37.29% to 37.01%
2012	1.20% to 1.40%	5,866	82.89 to 822.78	3,285,249	0.00%	13.53% to 13.30%
2011	1.20% to 1.40%	6,503	73.01 to 726.18	3,353,311	0.00%	-5.37% to -5.56%
2010	1.20% to 1.40%	7,197	77.15 to 768.92	4,004,505	0.00%	25.31% to 25.06%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	1.40%	125	866.79	108,348	1.58%	15.39%
2013	1.40%	89	751.16	66,853	1.32%	33.79%
2012	1.40%	64	561.44	35,932	1.19%	14.72%
2011	1.40%	59	489.38	28,873	0.72%	-3.68%
2010	1.40%	88	508.06	44,709	-1.11%	17.97%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2014	1.40%	1,592	1,283.96	2,044,059	0.51%	5.54%
2013	1.40%	1,935	1,216.62	2,354,152	0.76%	38.45%
2012	1.40%	2,541	878.72	2,232,840	0.82%	18.90%
2011	1.40%	3,030	739.06	2,239,366	0.44%	-6.48%
2010	1.40%	3,486	790.29	2,754,943	-0.60%	24.85%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2014	1.40%	1,495	1,128.50	1,687,114	0.16%	-0.59%
2013	1.40%	1,714	1,135.15	1,945,640	0.14%	38.99%
2012	1.40%	2,250	816.70	1,837,574	0.14%	13.90%
2011	1.40%	2,929	717.03	2,100,181	0.52%	-6.87%
2010	1.40%	3,333	769.94	2,566,217	-0.28%	23.60%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2014	1.40%	5,052	2,367.47	11,960,478	1.79%	11.72%
2013	1.40%	5,520	2,119.21	11,698,019	1.85%	30.24%
2012	1.40%	6,116	1,627.16	9,951,689	1.85%	14.12%
2011	1.40%	7,321	1,425.84	10,438,546	1.67%	0.34%
2010	1.40%	8,668	1,420.99	12,317,113	-1.73%	13.13%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	1.40%	8,674	1,132.61	9,824,272	0.71%	7.29%
2013	1.40%	9,673	1,055.68	10,211,608	0.77%	34.80%
2012	1.40%	10,920	783.13	8,551,738	0.70%	17.03%
2011	1.40%	12,275	669.16	8,213,908	0.67%	-3.59%
2010	1.40%	14,341	694.08	9,953,741	-0.03%	7.29%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	1.40%	875	1,116.38	976,832	0.44%	7.05%
2013	1.40%	1,072	1,042.83	1,117,912	0.49%	34.39%
2012	1.40%	1,469	775.96	1,139,889	0.42%	16.77%
2011	1.40%	1,867	664.51	1,240,644	0.40%	-3.85%
2010	1.40%	2,637	691.10	1,822,443	-0.01%	7.01%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2014	1.40%	1,579	1,009.88	1,594,608	1.70%	7.69%
2013	1.40%	1,714	937.77	1,607,333	0.00%	33.76%
2012	1.40%	2,320	701.11	1,626,570	1.20%	16.82%
2011	1.40%	2,825	600.19	1,695,525	1.29%	-3.67%
2010	1.40%	3,463	623.08	2,157,719	-1.50%	14.04%
NVIT Money Market Fund - Class IV (SAM4)
2014	1.20% to 1.40%	9,463	70.03 to 655.98	6,205,174	0.00%	-1.20% to -1.40%
2013	1.20% to 1.40%	10,713	70.88 to 665.29	7,124,893	0.00%	-1.20% to -1.40%
2012	1.20% to 1.40%	12,783	71.74 to 674.74	8,622,762	0.00%	-1.20% to -1.40%
2011	1.20% to 1.40%	13,619	72.61 to 684.34	9,317,641	0.00%	-1.20% to -1.40%
2010	1.20% to 1.40%	17,807	73.49 to 694.03	12,356,180	0.00%	-1.20% to -1.40%
Growth and Income Portfolio - Initial Shares (DGI)
2014	1.40%	861	1,693.28	1,457,912	0.77%	8.54%
2013	1.40%	945	1,559.98	1,474,185	0.90%	34.88%
2012	1.40%	1,104	1,156.55	1,276,833	1.43%	16.43%
2011	1.40%	1,233	993.36	1,224,814	1.23%	-4.14%
2010	1.40%	1,451	1,036.29	1,503,660	-1.20%	16.96%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series I - DWS Bond VIP -Class A (SVSB1)
2014	1.40%	971	$889.41	$863,620	3.44%	5.15%
2013	1.40%	1,151	845.85	973,575	3.78%	-4.38%
2012	1.40%	1,376	884.58	1,217,175	4.51%	6.27%
2011	1.40%	1,493	832.38	1,242,743	4.68%	4.22%
2010	1.40%	1,968	798.68	1,571,807	-4.29%	5.31%
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
2014	1.40%	774	1,561.40	1,208,521	1.10%	10.27%
2013	1.40%	898	1,415.97	1,271,542	1.46%	35.42%
2012	1.40%	1,078	1,045.63	1,127,186	1.32%	14.20%
2011	1.40%	1,217	915.61	1,114,293	1.33%	-1.53%
2010	1.40%	1,507	929.83	1,401,258	-1.69%	12.81%
Variable Series I - DWS International VIP - Class A (SVSI1)
2014	1.40%	786	762.96	599,689	1.76%	-12.99%
2013	1.40%	898	876.89	787,446	5.44%	18.56%
2012	1.40%	1,034	739.64	764,783	2.18%	18.97%
2011	1.40%	1,177	621.73	731,770	1.88%	-17.83%
2010	1.40%	1,453	756.63	1,099,378	-2.26%	0.21%
Managed Volatility Fund II (FVU2)
2014	1.40%	306	1,259.93	385,538	3.01%	2.47%
2013	1.40%	332	1,229.61	408,230	3.14%	20.05%
2012	1.40%	458	1,024.24	469,103	3.33%	11.97%
2011	1.40%	631	914.76	577,216	4.06%	3.32%
2010	1.40%	757	885.37	670,223	-5.85%	10.53%
Fund for US Government Securities II (FVUS2)
2014	1.40%	727	981.50	713,554	3.10%	3.17%
2013	1.40%	811	951.37	771,562	3.49%	-3.41%
2012	1.40%	1,026	984.99	1,010,596	3.98%	1.54%
2011	1.40%	1,218	970.04	1,181,514	4.60%	4.31%
2010	1.40%	1,801	929.95	1,674,849	-4.59%	3.71%
Equity-Income Portfolio - Initial Class (FEIP)
2014	1.40%	3,277	2,158.97	7,074,946	2.76%	7.21%
2013	1.40%	3,594	2,013.84	7,237,738	2.43%	26.37%
2012	1.40%	4,108	1,593.64	6,546,689	3.02%	15.67%
2011	1.40%	4,779	1,377.71	6,584,084	2.29%	-0.43%
2010	1.40%	5,968	1,383.65	8,257,651	-1.78%	13.55%
High Income Portfolio - Initial Class (FHIP)
2014	1.40%	998	1,166.43	1,164,097	5.57%	-0.25%
2013	1.40%	1,120	1,169.37	1,309,689	5.39%	4.47%
2012	1.40%	1,353	1,119.29	1,514,395	5.56%	12.64%
2011	1.40%	1,622	993.71	1,611,805	6.38%	2.59%
2010	1.40%	1,999	968.64	1,936,312	-7.61%	12.24%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	1.40%	1,658	1,465.08	2,429,100	1.42%	4.36%
2013	1.40%	1,922	1,403.85	2,698,197	1.54%	14.10%
2012	1.40%	2,183	1,230.39	2,685,933	1.48%	10.91%
2011	1.40%	2,523	1,109.31	2,798,791	1.76%	-3.91%
2010	1.40%	3,114	1,154.48	3,595,041	-1.58%	12.68%
VIP Growth Portfolio - Initial Class (FGP)
2014	1.40%	4,581	2,028.85	9,294,141	0.18%	9.75%
2013	1.40%	5,245	1,848.60	9,695,906	0.28%	34.44%
2012	1.40%	5,886	1,375.02	8,093,371	0.57%	13.09%
2011	1.40%	6,824	1,215.85	8,296,973	0.34%	-1.19%
2010	1.40%	8,178	1,230.47	10,062,754	-0.27%	22.45%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	1.40%	1,392	566.35	788,362	0.00%	9.47%
2013	1.40%	1,558	517.36	806,047	0.04%	34.11%
2012	1.40%	2,298	385.77	886,503	0.30%	12.81%
2011	1.40%	2,931	341.97	1,002,314	0.12%	-1.42%
2010	1.40%	3,611	346.89	1,252,634	-0.03%	22.14%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2014	1.40%	259	1,118.16	289,605	2.09%	4.36%
2013	1.40%	283	1,071.49	303,230	2.00%	-3.14%
2012	1.40%	355	1,106.26	392,721	2.23%	4.42%
2011	1.40%	424	1,059.41	449,188	2.42%	5.85%
2010	1.40%	717	1,000.90	717,643	-3.47%	6.31%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Initial Class (FOP)
2014	1.40%	298	$965.40	$287,689	1.34%	-9.36%
2013	1.40%	222	1,065.04	236,438	1.37%	28.62%
2012	1.40%	261	828.02	216,113	1.59%	19.06%
2011	1.40%	385	695.47	267,757	1.33%	-18.31%
2010	1.40%	442	851.40	376,320	-1.38%	11.54%
VIP Overseas Portfolio - Service Class 2 (FO2)
2014	1.40%	451	521.99	235,416	1.06%	-9.57%
2013	1.40%	558	577.24	322,100	1.05%	28.36%
2012	1.40%	741	449.71	333,237	1.64%	18.70%
2011	1.40%	876	378.86	331,882	0.96%	-18.49%
2010	1.40%	1,333	464.79	619,563	-0.99%	11.26%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	1.40%	190	700.11	133,022	1.59%	-0.79%
2013	1.40%	190	705.68	134,079	0.00%	-0.78%
2012	1.40%	243	711.24	172,832	0.00%	3.15%
2011	1.40%	267	689.54	184,107	0.00%	-1.10%
2010	1.40%	364	697.22	253,789	0.00%	3.82%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	1.40%	137	880.16	120,582	0.74%	8.33%
2013	1.40%	141	812.52	114,565	1.19%	29.31%
2012	1.40%	159	628.33	99,904	0.42%	14.97%
2011	1.40%	179	546.50	97,823	0.00%	-12.59%
2010	1.40%	263	625.20	164,427	-0.62%	14.06%
High Yield Portfolio - Administrative Class (PMVHYA)
2014	1.40%	319	1,022.89	326,303	5.23%	1.89%
2013	1.40%	513	1,003.90	515,000	5.41%	4.26%
2012	1.40%	805	962.92	775,152	5.73%	12.71%
2011	1.40%	972	854.30	830,380	6.96%	1.89%
2010	1.40%	1,207	838.42	1,011,969	-7.35%	12.90%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	1.40%	606	1,019.10	617,576	2.18%	2.81%
2013	1.40%	674	991.24	668,094	2.19%	-3.33%
2012	1.40%	742	1,025.36	760,819	2.59%	8.06%
2011	1.40%	960	948.87	910,912	2.60%	2.16%
2010	1.40%	1,316	928.82	1,222,328	-2.42%	6.60%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	1.40%	450	920.80	414,359	5.73%	0.76%
2013	1.40%	577	913.82	527,273	2.91%	-10.43%
2012	1.40%	880	1,020.25	897,818	1.63%	4.08%
2011	1.40%	566	980.27	554,830	8.57%	6.64%
2010	1.40%	726	919.22	667,356	-4.05%	4.72%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	1.40%	1,289	1,328.55	1,712,505	0.52%	-1.80%
2013	1.40%	1,404	1,352.90	1,899,471	1.65%	10.46%
2012	1.40%	1,714	1,224.75	2,099,228	0.00%	28.00%
2011	1.40%	1,739	956.84	1,663,946	1.06%	-26.77%
2010	1.40%	1,957	1,306.61	2,557,040	-0.68%	25.08%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	1.40%	495	1,353.61	670,039	0.10%	-20.23%
2013	1.40%	729	1,696.88	1,237,029	0.74%	9.00%
2012	1.40%	904	1,556.81	1,407,360	0.69%	1.95%
2011	1.40%	768	1,527.11	1,172,819	1.22%	-17.61%
2010	1.40%	843	1,853.53	1,562,522	-0.40%	27.44%
Advantage VT Discovery Fund (SVDF)
2014	1.40%	1,228	657.30	807,160	0.00%	-1.04%
2013	1.40%	1,563	664.21	1,038,157	0.01%	41.80%
2012	1.40%	1,939	468.40	908,232	0.00%	16.09%
2011	1.40%	2,238	403.47	902,955	0.00%	-0.97%
2010	1.40%	2,745	407.42	1,118,368	0.00%	33.66%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	1.40%	746	1,032.77	770,443	0.06%	8.89%
2013	1.40%	836	948.46	792,913	0.20%	28.86%
2012	1.40%	919	736.03	676,409	0.90%	13.91%
2011	1.40%	1,159	646.14	748,872	0.14%	-6.83%
2010	1.40%	1,460	693.51	1,012,520	-0.78%	22.04%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	1.40%	209	$357.29	$74,674	1.03%	-0.65%
2012	1.40%	334	359.63	120,115	0.51%	15.60%
2011	1.40%	366	311.09	113,859	0.71%	-23.47%
2010	1.40%	372	406.49	151,215	-0.09%	14.60%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	1.40%	516	725.02	374,110	8.86%	6.64%
2010	1.40%	682	679.87	463,672	-3.91%	4.72%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	1.40%	518	1,025.21	531,060	1.05%	-26.79%
2010	1.40%	534	1,400.32	747,773	-0.64%	25.10%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	1.40%	530	1,423.98	754,709	1.14%	-17.56%
2010	1.40%	519	1,727.24	896,437	-0.30%	27.46%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	1.40%	801	634.26	508,043	0.00%	19.73%
2012	1.40%	824	529.72	436,492	0.00%	15.60%
2011	1.40%	1,091	458.23	499,930	0.00%	-17.28%
2010	1.40%	1,240	553.94	686,891	0.00%	4.64%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	1.40%	116	601.07	69,724	-10.68%	6.26%

2014	Contract owners equity:			$82,430,867
2013	Contract owners equity:			$88,684,577
2012	Contract owners equity:			$84,936,834
2011	Contract owners equity:			$88,878,781
2010	Contract owners equity:			$113,206,186

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.